Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Interest and Other Income	$ 661,666	$ 814,163	$ 1,338,230	$ 1,525,893	$ 2,936,326	$ 2,782,206
Interest Expense	506,338	499,926	1,005,657	989,576	1,997,249	1,822,354
Net Interest Income	155,328	314,237	332,573	536,317	939,077	959,852
Provision for losses on mortgage loans receivable	92,377	12,777	144,476	96,011	188,634	227,538
Provision for losses of bond portfolio	60,000		(120,000)
Net Interest Income after Provision for Mortgage Losses	2,951	301,460	68,097	440,306	750,443	732,314
Operating Expenses
Other operating expenses	177,310	161,928	342,236	320,990	792,730	670,553
Operating (Loss) Income	(174,359)	139,532	(274,139)	119,316	(42,287)	61,761
Other Income				4,053	4,053	9,383
Net (Loss) Income	$ (174,359)	$ 139,532	$ (274,139)	$ 123,369	$ (38,234)	$ 71,144
Basic and Diluted (Loss) Income Per Share	$ (0.10)	$ 0.08	$ (0.16)	$ 0.07	$ 0	$ 0
Dividends Declared Per Share	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.23	$ 0.40
Weighted Average Common Shares Outstanding - Basic and Diluted	1,677,798	1,677,798	1,677,798	1,677,798	1,677,798	1,677,798